Reverse Acquisition Transaction (Details) - Schedule of net assets	Dec. 31, 2020 USD ($)
Schedule of net assets [Abstract]
Cash and cash equivalent	$ 33,064,568
Current assets	84,000
Accounts payable	$ (765,000)